Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Non-Operating Income Expense [line items]
Services	$ 2,873,053	$ 2,740,048	$ 3,371,630
Adjustments and interest from other receivables	722,473	855,246	552,913
Derecognition or substantial modification of financial liabilities	228,983	556,936	1,473,234
Adjustments from other receivables with CER clauses	176,133	216,298
Sale of property, plant and equipment	7,767		79,472
Sale of non-current assets held for sale		4,490,457
Initial recognition of loans		163,172	165,547
Sale of investment property and other non-financial assets			102,627
Other	1,361,353	1,428,841	1,632,921
Operating income	$ 5,369,762	$ 10,450,998	$ 7,378,344